Shareholder Fees - Rule One Fund	Apr. 30, 2026 USD ($)
Founders Class Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Investor Class Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0